UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
  (Name and address of agent for service)

(646)-568-4083
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

CG Core Total Return Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.2%
Automobiles & Components - 4.2%
Delphi Automotive PLC (b)	1,000	$90,420
General Motors Co.	1,000	35,980
Thor Industries, Inc.	900	94,815
		221,215
Capital Goods - 15.3%
3M Co.	300	60,351
Boeing Co.	500	121,230
Caterpillar, Inc.	800	91,160
Cummins, Inc.	500	83,950
Deere & Co.	700	89,796
Ingersoll-Rand PLC (b)	1,000	87,880
Lockheed Martin Corp.	300	87,639
Raytheon Co.	400	68,708
United Technologies Corp.	1,000	118,570
		809,284
Consumer Durables & Apparel - 5.0%
Coach, Inc.	2,200	103,708
D.R. Horton, Inc.	1,000	35,690
Nike, Inc. - Class B	500	29,525
PulteGroup, Inc.	4,000	97,680
		266,603
Consumer Services - 2.4%
Las Vegas Sands Corp.	1,200	73,932
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,000	55,070
		129,002
Diversified Financials - 3.8%
American Express Co.	1,000	85,230
Intercontinental Exchange, Inc.	1,700	113,407
		198,637
Energy - 1.4%
EOG Resources, Inc.	800	76,112

Health Care Equipment & Services - 3.5%
HealthEquity, Inc. (a)	2,000	91,740
UnitedHealth Group, Inc.	500	95,905
		187,645
Materials - 3.6%
Dow Chemical Co.	1,500	96,360
Huntsman Corp.	3,500	93,170
		189,530

Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
AbbVie, Inc.	1,100	76,901
Gilead Sciences, Inc.	700	53,263
Jazz Pharmaceuticals PLC (a)(b)	500	76,805
Ligand Pharmaceuticals, Inc. (a)	500	60,455
Regeneron Pharmaceuticals, Inc. (a)	200	98,324
Spring Bank Pharmaceuticals, Inc. (a)	4,000	53,880
		419,628
Retailing - 6.1%
Amazon.com, Inc. (a)	130	128,412
Home Depot, Inc.	600	89,760
Priceline Group, Inc. (a)	50	101,425
		319,597
Semiconductors & Semiconductor Equipment - 8.9%
Analog Devices, Inc.	1,000	79,010
Applied Materials, Inc.	1,100	48,741
Lam Research Corp.	300	47,838
Micron Technology, Inc. (a)	6,500	182,780
NXP Semiconductors NV (a)(b)	1,000	110,330
		468,699
Software & Services - 19.0%
Adobe Systems, Inc. (a)	1,000	146,490
Alibaba Group Holding, Ltd. - ADR (a)(b)	700	108,465
Alphabet, Inc. - Class A (a)	120	113,460
Facebook, Inc. - Class A (a)	700	118,475
Microsoft Corp.	1,500	109,050
Mobileye NV (a)(b)	1,000	63,300
NetEase, Inc. - ADR (b)	350	108,948
PayPal Holdings, Inc. (a)	2,000	117,100
Tencent Holdings Ltd. - ADR (b)	3,000	119,880
		1,005,168
Technology Hardware & Equipment - 1.4%
Apple, Inc.	200	29,746
Western Digital Corp.	500	42,560
		72,306
Transportation - 4.7%
Alaska Air Group, Inc.	1,100	93,753
CSX Corp.	1,000	49,340
FedEx Corp.	500	104,015
		247,108
TOTAL COMMON STOCKS (Cost $3,783,367)		$4,610,534

FIXED INCOME - 7.0%
PREFERRED STOCKS - 2.6%
Banks - 1.4%
HSBC Holdings PLC, Series A, 6.200% - ADR (b)	2,000	52,600
JPMorgan Chase & Co., Series T, 6.700%	800	21,488
		74,088
Insurance - 1.2%
Aegon NV, 6.375% (b)	2,500	65,350

TOTAL PREFERRED STOCKS (Cost $134,153)		$139,438

	Principal
CORPORATE BONDS - 4.4%	Amount
Capital Goods - 2.4%
Boeing Co.
2.125%, 03/01/2022	$125,000	125,624

Insurance - 2.0%
MetLife, Inc., Series C
5.250%, 12/29/2049	100,000	104,794
TOTAL CORPORATE BONDS (Cost $224,379)		$230,418

TOTAL FIXED INCOME (Cost $358,532)		$369,856

SHORT-TERM INVESTMENT - 3.9%	Shares
Fidelity Institutional Government Portfolio, Class I, 0.870% (c)	205,568	$205,568
TOTAL SHORT-TERM INVESTMENT (Cost $205,568)

Total Investments (Cost $4,347,467) - 98.1%		$5,185,958
Other Assets in Excess of Liabilities - 1.9%		103,050
TOTAL NET ASSETS - 100.0%		$5,289,008

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign Domiciled.
(c)	The rate shown is the annualized seven-day effective yield as of July 31, 2017.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total Value

Common Stocks	$4,610,534	$-	$-	$4,610,534
Preferred Stocks	139,438	-	-	139,438
Corporate Bonds	-	230,418	-	230,418
Short Term Investment	205,568	-	-	205,568
Total Investments	$4,955,540	$230,418	$-	$5,185,958

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$4,347,467

Gross unrealized appreciation	859,561
Gross unrealized depreciation	(21,070)
Net unrealized appreciation	$838,491

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 CG Funds Trust

By (Signature and Title)* /s/ Robert P. Morse
                                              Robert P. Morse, President & Chief Executive Officer

Date                                         September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                              Robert P. Morse, President & Chief Executive Officer

Date                                        September 13, 2017

By (Signature and Title)* /s/ Jian Wang
                                              Jian Wang, Treasurer

Date                                        September 13, 2017

* Print the name and title of each signing officer under his or her signature.